SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Warrants	2,812,499	0	5,809,494	0
Convertible notes	0	643,199
Total	2,812,499	643,199